Finance Cost - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance costs [Abstract]
Average capitalization rate	4.40%	4.00%	4.50%